CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($) $ in Thousands	Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury shares [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2016	$ 2,797	$ 64,760	$ (73)	$ (2,088)	$ 23,256	$ 88,652
Balance, shares at Dec. 31, 2016	9,102,917
Comprehensive income			208		2,396	2,604
Share based compensation		174				174
Exercise of options	$ 5	139				$ 144
Exercise of options, shares	19,584					19,583
Dividend distributed					(3,000)	$ (3,000)
Balance at Dec. 31, 2017	$ 2,802	65,073	135	(2,088)	22,652	88,574
Balance, shares at Dec. 31, 2017	9,122,501
Comprehensive income			(341)		(4,408)	(4,749)
Share based compensation		272				272
Exercise of options	$ 7	190				$ 197
Exercise of options, shares	26,668					26,668
Balance at Dec. 31, 2018	$ 2,809	65,535	(206)	(2,088)	18,244	$ 84,294
Balance, shares at Dec. 31, 2018	9,149,169
Comprehensive income			232		806	1,038
Share based compensation		38				$ 38
Exercise of options, shares
Balance at Dec. 31, 2019	$ 2,809	$ 65,573	$ 26	$ (2,088)	$ 19,050	$ 85,370
Balance, shares at Dec. 31, 2019	9,149,169